REVENUE, CONTRACT ASSETS AND CONTRACT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE, CONTRACT ASSETS AND CONTRACT LIABILITIES

NOTE 3 - REVENUE, CONTRACT ASSETS AND CONTRACT LIABILITIES

Net Revenue

For the three months and nine months ended September 30, 2023 and 2022, the components of revenue from contracts with customers and the related timing of revenue recognition is set forth in the table below (in thousands):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2023		2022		2023		2022

Product revenue:
Appliance sales to VIPs	$1,423	(1)	$1,909	(1)	$4,641	(1)	$5,846	(1)
Center revenue	43		105		142		511
Total product revenue	1,466		2,014		4,783		6,357

Service revenue
VIP	980		1,553		3,184		3,603	(2)
Billing intelligence services	218	(3)	265	(3)	651	(3)	937	(3)
Sleep testing services	308		132		882		342
Myofunctional therapy services	228		190		666		667
Sponsorship/seminar/other	101		92		387		168
Total service revenue	1,835		2,232		5,770		5,717

Total revenue	$3,301		$4,246		$10,553		$12,074

(1)	Appliance revenue from the sale of products is typically fixed at inception of the contract and is recognized at the point in time when shipment of the related products occurs.

(2)	VIP revenue disclosed above for the nine months ended September 30, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.

(3)	BIS revenue from subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed. Revenue disclosed above for nine months ended September 30, 2022, includes a cumulative adjustment from prior years of approximately $0.1 million increase.

Changes in Contract Liabilities

The key components of changes in contract liabilities for the three months and nine months ended September 30, 2023 and 2022 are as follows (in thousands):

	September 30,
	2023	2022

Beginning balance, January 1	$3,038	$2,399

New contracts, net of cancellations	1,255	1,183
Revenue recognized	(1,396)	(1,421)

Ending balance, March 31	$2,897	$2,161

New contracts, net of cancellations	794	1,556
Revenue recognized	(1,068)	(1,320)

Ending balance, June 30	$2,623	$2,397

New contracts, net of cancellations	1,046	1,950
Revenue recognized	(1,056)	(1,766)

Ending balance, September 30	$2,613	$2,581

Current portion of deferred revenue is approximately $2.4 million, which is expected to be recognized over the next 12 months from the date of the period presented. Additionally, revenue from breakage on contract liabilities was approximately $0.3 and $0.9 million for the three months ended September 30, 2023 and 2022, and $0.4 and $1.1 million for the nine months ended September 30, 2023 and 2022.

Changes in Accounts Receivable

Our customers are billed based on fees agreed upon in each customer contract. Receivables from customers were $0.2 million at September 30, 2023 and $0.5 million at December 31, 2022. An allowance is maintained for accounts receivable which is generally based on a combination of factors, including the aging of the receivables, historical collection trends, and charge-offs. Adjustment to the allowance are recorded in bad debt expense under general and administrative expenses in the condensed consolidated statement of operations. An allowance of $0.3 and $0.7 million existed as of September 30, 2023 and 2022.

Shipping Costs

Shipping costs for product deliveries to customers are expensed as incurred and totaled approximately $0.1 million for the three months ended September 30, 2023 and 2022, and approximately $0.2 million for the nine months ended September 30, 2023 and 2022, respectively. Shipping costs for product deliveries to customers are included in cost of goods sold in the accompanying condensed consolidated statement of operations.

NOTE 3 - REVENUE, CONTRACT ASSETS AND CONTRACT LIABILITIES

Net Revenue

For the years ended December 31, 2022 and 2021, the components of revenue from contracts with customers and the related timing of revenue recognition is set forth in the table below (in thousands):

	Year Ended December 31,
	2022	2021

Product revenue:
Appliance sales to VIPs	$7,820	$6,040	(1)
Center revenue	561	480
Total product revenue	8,381	6,520

Service revenue
VIP	4,838	8,517	(3)
Billing intelligence services	1,170	905	(2)
Management service revenue (includes MID)	63	313
Myofunctional therapy services	927	341
Sponsorship/seminar/other	645	289
Total service revenue	7,643	10,365

Total revenue	$16,024	$16,885

(1)	Revenue from the sale of products is typically fixed at inception of the contract and is recognized at the point in time when shipment of the related products occurs.

(2)	Revenue from maintenance and subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed. Revenue disclosed above for year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.1 million increase.
(3)	Revenue disclosed above for the year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.

Changes in Contract Liabilities

The key components of changes in contract liabilities for the years ended December 31, 2022 and 2021 are as follows (in thousands):

	December 31
	2022	2021

Beginning balance, January 1	$2,399	$2,938

New contracts, net of cancellations	6,567	7,978
Revenue recognized	(5,928)	(8,517)

Ending balance, December 31	$3,038	$2,399

Current portion of deferred revenue is approximately $2.9 million which is expected to be recognized over the next 12 months from the date of the period presented.

Shipping Costs

Shipping costs for product deliveries to customers are expensed as incurred and totaled approximately $0.1 million and $0.4 million for the years ended December 31, 2022 and 2021, respectively. Shipping costs for product deliveries to customers are included in cost of goods sold in the accompanying consolidated statement of operations.